Disclosure of detailed information about trade and other receivables (Details) - CAD ($)	Dec. 31, 2017	Dec. 31, 2016
Statement [Line Items]
Goods and Service sales tax	$ 5,177	$ 1,141
British Columbia mining tax credits	20,264	7,273
Interest receivable	5,210	0
Other receivable	0	2,090
Trade and other current receivables	$ 30,651	$ 10,504